Environmental (Schedule of Environmental Remediation Efforts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Environmental Disclosure [Line Items]
Cost of sales	$ 5,237	[1]	$ 5,346	[1]	$ 4,750	[1]
Selling, general and administrative expenses	830	[1]	805	[1]	598	[1]
Environmental Remediation Expense [Member]
Environmental Disclosure [Line Items]
Cost of sales	10		2		1
Selling, general and administrative expenses	$ 3		$ 6		$ 8

[1]	As Adjusted (Note 2)